Insurance Contracts - Summary of Maturity Structure of Premium Reserve (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	₩ 26,788,705	₩ 26,109,760
Unearned premium reserve		2,045,777	1,919,307
5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	1,369,243	2,024,260
Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve	[1]	20,144,198	18,569,179
Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Unearned premium reserve		7,112	9,358
KB Life Insurance Co., Ltd. | Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		7,434,314	7,850,400
Unearned premium reserve		4,240	5,943
KB Life Insurance Co., Ltd. | Life insurance | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		411,197	651,638
Unearned premium reserve		168	156
KB Life Insurance Co., Ltd. | Life insurance | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		243,863	285,623
Unearned premium reserve		1	0
KB Life Insurance Co., Ltd. | Life insurance | 5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		749,678	578,102
Unearned premium reserve		21	24
KB Life Insurance Co., Ltd. | Life insurance | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		336,597	386,515
Unearned premium reserve		0	0
KB Life Insurance Co., Ltd. | Life insurance | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		492,547	545,270
Unearned premium reserve		2	0
KB Life Insurance Co., Ltd. | Life insurance | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		5,200,432	5,403,252
Unearned premium reserve		4,048	5,763
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		15,067,313	14,122,125
Unearned premium reserve		3,822	4,304
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Up to 3 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		42,775	39,578
Unearned premium reserve		30	31
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 3-5 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		40,755	40,894
Unearned premium reserve		13	15
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 5-10 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		168,133	154,062
Unearned premium reserve		46	50
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 10-15 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		265,998	237,021
Unearned premium reserve		41	51
Prudential Life Insurance Company of Korea Ltd. | Life insurance | 15-20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		639,920	528,373
Unearned premium reserve		56	65
Prudential Life Insurance Company of Korea Ltd. | Life insurance | Over 20 years
Description Of Life Insurance Premium Reserves And Unearned Premium Reserves Classified Based On Each Residual Maturity [Line Items]
Premium reserve		13,909,732	13,122,197
Unearned premium reserve		₩ 3,636	₩ 4,092

[1]	Includes long-term investment contracts liabilities classified as investment contracts amounting to ￦31,081 million and ￦9,934 million, as of December 31, 2021 and 2022, respectively.